FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities at Fair Value
The tables below present certain of our assets and liabilities measured at fair value categorized by the level of input used in the valuation of each asset and liability.

	December 31, 2021
Description	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$129,184	$129,184	$—	$—
Debt investments:
Corporate bonds	1,007	—	1,007	—
Commercial paper	3,998	—	3,998	—
Total debt investments	5,005	—	5,005	—
Total assets	$134,189	$129,184	$5,005	$—
Long-term liabilities:
Embedded debt derivative	$675	$—	$—	$675
Warrant liabilities	8,528	5,520	3,008
Earn-out liabilities	48,363	—	—	48,363
Total liabilities	$57,566	$5,520	$3,008	$49,038

	December 31, 2020
Description	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$96,835	$96,835	$—	$—
Debt investments:
Corporate bonds	3,543	—	3,543	—
Commercial paper	9,992	—	9,992	—
Total debt investments	13,535	—	13,535	—
Total assets	110,370	96,835	$13,535	—
Long-term liabilities:
Embedded debt derivative	$675	$—	$—	$675
Warrant liabilities	2,650	—	—	2,650
Total liabilities	$3,325	$—	$—	$3,325

Schedule of Valuation Assumptions
The following significant assumptions used in the valuation model to estimate the fair value of the Legacy pear warrant liabilities were as follows:

	December 31, 2020
Warrants	Series A	Series D
Fair value of underlying preferred stock	$2.00	$7.21
Expected life (years)	2.00	2.00
Expected volatility	75.7%	75.7%
Risk-free interest rate	0.13%	0.13%
The estimated fair value of the Earn-out Shares was determined using a Monte Carlo Simulation Method (“MCSM”) using the following assumptions at each valuation date:

December 31, 2021
Stock price	$6.20
Risk-free interest rate	1.25%
Expected term (in years)	4.92
Expected volatility	55.00%
Dividend yield	—%

Summary of Changes in the Fair Value of Level 3 Liabilities
The following table reconciles the change in the fair value of the Series A and Series D warrant liabilities valued using Level 3 inputs:

	Warrant Liabilities
	Series A	Series D
Fair value as of December 31, 2019	$52	$—
Issuance of warrants	—	1,803
Change in fair value	2	793
Fair value as of December 31, 2020	54	2,596
Change in fair value	433	7,824
Exercise of warrants	(487)	(10,420)
Fair value as of December 31, 2021	$—	$—
The following table reconciles the change in the fair value of the earn-out liabilities valued using Level 3 inputs:

Earn-Out Liabilities
Fair value as of December 31, 2020	$—
Initial fair value of Earn-out liabilities as of the Business Combination	95,401
Change in fair value	(47,038)
Fair value as of December 31, 2021	$48,363